Transamerica Event Driven

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 4.9%
Air Freight & Logistics - 0.6%
United Parcel Service, Inc., Class B	2,000	$ 382,720

Automobiles - 0.5%
General Motors Co. (A)	5,000	284,200

Capital Markets - 2.5%
26 Capital Acquisition Corp., Class A (A) (B)	1,563	15,208
Altimar Acquisition Corp. II (A)	1,014	10,282
Ares Acquisition Corp. (A)	1,800	18,090
Atlantic Avenue Acquisition Corp. (A)	45,000	459,000
Austerlitz Acquisition Corp. (A)	4,700	47,000
Austerlitz Acquisition Corp. I, Class A (A) (B)	3,300	32,670
Cartesian Growth Corp. (A)	900	8,982
Colicity, Inc. (A)	4,100	40,877
Compute Health Acquisition Corp. (A)	11,100	110,889
Decarbonization Plus Acquisition Corp. II, Class A (A) (B)	1,800	17,748
DHC Acquisition Corp. (A)	11,000	110,660
DiamondHead Holdings Corp. (A)	8,000	79,600
Figure Acquisition Corp. I (A)	5,400	54,270
FortiStar Sustainable Solutions Corp. (A)	3,000	30,510
FTAC Hera Acquisition Corp. (A)	6,400	64,000
Fusion Acquisition Corp. (A)	1,000	9,970
GigCapital4, Inc. (A)	8,000	80,880
Jaws Mustang Acquisition Corp. (A)	3,600	36,108
Lazard Growth Acquisition Corp. I (A)	3,700	36,852
Liberty Media Acquisition Corp., Class A (A)	670	6,841
MCAP Acquisition Corp. (A)	2,500	25,475
Music Acquisition Corp. (A)	1,580	15,847
RMG Acquisition Corp. III (A)	6,800	68,000
SilverBox Engaged Merger Corp. I (A)	2,000	19,840
Simon Property Group Acquisition Holdings, Inc. (A)	3,500	35,525
Soaring Eagle Acquisition Corp., Class A (A) (B)	3,800	37,506
Spartan Acquisition Corp. III (A)	3,400	34,680
Sustainable Development Acquisition I Corp. (A)	1,500	15,180
Thunder Bridge Capital Partners III, Inc. (A)	1,124	11,206
Tishman Speyer Innovation Corp. II (A)	2,000	20,120

		1,553,816

Chemicals - 0.3%
LyondellBasell Industries NV, Class A	2,000	198,660

Entertainment - 0.2%
Ubisoft Entertainment SA (A)	2,450	155,315

Hotels, Restaurants & Leisure - 0.1%
Norwegian Cruise Line Holdings Ltd. (A) (B)	1,800	43,254

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	5,000	190,500

Semiconductors & Semiconductor Equipment - 0.2%
ON Semiconductor Corp. (A)	3,000	117,180

Specialty Retail - 0.2%
Fnac Darty SA	1,462	101,480

Total Common Stocks (Cost $3,063,543)		3,027,125

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 2.5%
Construction & Engineering - 0.7%
Fluor Corp.,
6.50% (C)	400	$ 401,530

Pharmaceuticals - 0.4%
Elanco Animal Health, Inc.,
5.00%	4,650	256,727

Wireless Telecommunication Services - 1.4%
2020 Cash Mandatory Exchangeable Trust,
5.25% (C)	700	879,715

Total Convertible Preferred Stocks (Cost $1,332,500)		1,537,972

WARRANTS - 0.0% (D)
Capital Markets - 0.0% (D)
26 Capital Acquisition Corp., (A)
Exercise Price $0.95,
Expiration Date 12/31/2027	781	812
Austerlitz Acquisition Corp. I, (A)
Exercise Price $1.41,
Expiration Date 02/19/2026	825	1,155
Decarbonization Plus Acquisition Corp. II, (A)
Exercise Price $1.21,
Expiration Date 01/19/2026	600	744
Liberty Media Acquisition Corp., (A)
Exercise Price $1.81,
Expiration Date 12/31/2027	134	233
Obotech Acquisition SE, (A)
Exercise Price EUR 0,
Expiration Date 04/30/2026	5,333	5,694
Soaring Eagle Acquisition Corp., (A)
Exercise Price $2.37,
Expiration Date 12/31/2027	760	1,702

Total Warrants (Cost $5,109)		10,340

	Principal	Value
CONVERTIBLE BONDS - 99.9%
Aerospace & Defense - 1.4%
Parsons Corp.
0.25%, 08/15/2025 (C)	$ 800,000	841,600

Airlines - 1.5%
JetBlue Airways Corp.
0.50%, 04/01/2026 (C)	950,000	931,950

Auto Components - 0.3%
LCI Industries
1.13%, 05/15/2026 (C)	200,000	215,600

Automobiles - 3.2%
Ford Motor Co.
Zero Coupon, 03/15/2026 (C) (E)	1,000,000	1,070,000
NIO, Inc.
Zero Coupon, 02/01/2026 (C) (E)	500,000	436,000
0.50%, 02/01/2027 (C) (E)	550,000	475,750

		1,981,750

Transamerica Funds	Page 1

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
Capital Markets - 1.8%
JPMorgan Chase Financial Co. LLC
0.25%, 05/01/2023 (C) (E)	$ 1,000,000	$ 1,103,800

Consumer Finance - 2.2%
LendingTree, Inc.
0.50%, 07/15/2025 (E)	1,500,000	1,348,800

Diversified Financial Services - 2.1%
Cornwall Jersey Ltd.
0.75%, 04/16/2026 (F)	GBP 1,000,000	1,278,292

Diversified Telecommunication Services - 3.6%
Cellnex Telecom SA
1.50%, 01/16/2026 (F)	EUR 1,000,000	2,227,183

Electric Utilities - 2.8%
Electricite de France SA
Zero Coupon, 09/14/2024 (F)	10,500,000	1,745,399

Electrical Equipment - 1.6%
Sunrun, Inc.
Zero Coupon, 02/01/2026 (C) (E)	$ 1,100,000	966,680

Electronic Equipment, Instruments & Components - 2.2%
Itron, Inc.
Zero Coupon, 03/15/2026 (C) (E)	1,350,000	1,383,611

Entertainment - 2.8%
IMAX Corp.
0.50%, 04/01/2026 (C)	100,000	92,630
Zynga, Inc.
0.25%, 06/01/2024 (E)	1,250,000	1,660,125

		1,752,755

Equity Real Estate Investment Trusts - 1.3%
Pebblebrook Hotel Trust
1.75%, 12/15/2026	300,000	334,350
Summit Hotel Properties, Inc.
1.50%, 02/15/2026	460,000	468,050

		802,400

Food & Staples Retailing - 1.7%
Carrefour SA
Zero Coupon, 03/27/2024 (F)	1,000,000	1,026,500

Food Products - 1.0%
ADM AG Holding Ltd.
Zero Coupon, 08/26/2023 (F)	600,000	626,100

Health Care Equipment & Supplies - 1.8%
Dexcom, Inc.
0.25%, 11/15/2025	750,000	850,313
NuVasive, Inc.
0.38%, 03/15/2025	260,000	251,225

		1,101,538

Hotels, Restaurants & Leisure - 7.7%
Cheesecake Factory, Inc.
0.38%, 06/15/2026	100,000	93,375
Cracker Barrel Old Country Store, Inc.
0.63%, 06/15/2026 (C)	1,200,000	1,195,500
DraftKings, Inc.
Zero Coupon, 03/15/2028 (C) (E)	800,000	701,200
Expedia Group, Inc.
Zero Coupon, 02/15/2026 (B) (C)	200,000	213,400

	Principal	Value
CONVERTIBLE BONDS (continued)
Hotels, Restaurants & Leisure (continued)
Penn National Gaming, Inc.
2.75%, 05/15/2026 (B) (E)	$ 625,000	$ 1,889,813
Royal Caribbean Cruises Ltd.
4.25%, 06/15/2023	500,000	641,064

		4,734,352

Interactive Media & Services - 5.9%
Snap, Inc.
Zero Coupon, 05/01/2027 (C)	500,000	574,000
Twitter, Inc.
Zero Coupon, 03/15/2026 (C)	300,000	288,187
0.25%, 06/15/2024 (E)	2,000,000	2,758,800

		3,620,987

Internet & Direct Marketing Retail - 5.5%
Etsy, Inc.
0.13%, 09/01/2027 (C) (E)	750,000	900,000
0.25%, 06/15/2028 (C)	200,000	208,900
Meituan
Zero Coupon, 04/27/2028 (F)	300,000	277,650
RealReal, Inc.
1.00%, 03/01/2028 (C) (E)	1,200,000	1,051,080
3.00%, 06/15/2025	800,000	979,500

		3,417,130

IT Services - 9.9%
Nexi SpA
Zero Coupon, 02/24/2028 (F)	EUR 1,000,000	1,203,244
Shift4 Payments, Inc.
Zero Coupon, 12/15/2025 (C)	$ 300,000	389,250
0.50%, 08/01/2027 (C)	300,000	310,688
Shopify, Inc.
0.13%, 11/01/2025 (E)	1,090,000	1,432,805
Square, Inc.
0.25%, 11/01/2027 (C) (E)	1,500,000	1,766,250
Worldline SA
Zero Coupon, 07/30/2025 (F)	EUR 692,300	1,000,353

		6,102,590

Life Sciences Tools & Services - 2.2%
QIAGEN NV
Zero Coupon, 12/17/2027 (F)	$ 1,400,000	1,375,435

Machinery - 0.7%
John Bean Technologies Corp.
0.25%, 05/15/2026 (C)	400,000	428,600

Media - 4.7%
Liberty Broadband Corp.
1.25%, 09/30/2050 (C) (E)	600,000	608,400
2.75%, 09/30/2050 (C) (E)	1,200,000	1,288,343
Liberty Media Corp.
2.25%, 12/01/2048 (C) (E)	808,000	985,356

		2,882,099

Metals & Mining - 1.0%
SSR Mining, Inc.
2.50%, 04/01/2039 (E)	500,000	616,250

Oil, Gas & Consumable Fuels - 0.4%
Centennial Resource Production LLC
3.25%, 04/01/2028	250,000	281,725

Transamerica Funds	Page 2

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CONVERTIBLE BONDS (continued)
Pharmaceuticals - 2.6%
Canopy Growth Corp.
4.25%, 07/15/2023 (C)	CAD 750,000	$ 593,640
Jazz Investments I Ltd.
2.00%, 06/15/2026 (E)	$ 800,000	1,036,000

		1,629,640

Real Estate Management & Development - 0.7%
Realogy Group LLC / Realogy Co-Issuer Corp.
0.25%, 06/15/2026 (C)	200,000	202,944
Vingroup JSC
3.00%, 04/20/2026 (F)	200,000	213,782

		416,726

Semiconductors & Semiconductor Equipment - 12.5%
Enphase Energy, Inc.
Zero Coupon, 03/01/2026 (C) (E)	1,200,000	1,204,200
Zero Coupon, 03/01/2028 (C)	500,000	505,500
ON Semiconductor Corp.
Zero Coupon, 05/01/2027 (C)	1,500,000	1,590,900
SolarEdge Technologies, Inc.
Zero Coupon, 09/15/2025 (C) (E)	1,000,000	1,195,000
STMicroelectronics NV
Series A,
Zero Coupon, 08/04/2025 (B) (F)	1,000,000	1,246,584
Series B,
Zero Coupon, 08/04/2027 (F)	1,400,000	1,747,056
United Microelectronics Corp.
Zero Coupon, 07/07/2026 (F)	200,000	203,494

		7,692,734

Software - 14.8%
Bentley Systems, Inc.
0.38%, 07/01/2027 (C)	770,000	770,770
CyberArk Software Ltd.
Zero Coupon, 11/15/2024 (E)	1,000,000	1,138,100
DocuSign, Inc.
Zero Coupon, 01/15/2024 (C)	200,000	213,100
Dropbox, Inc.
Zero Coupon, 03/01/2026 (C) (E)	1,500,000	1,631,250
Envestnet, Inc.
0.75%, 08/15/2025 (C)	450,000	445,500
FireEye, Inc.
0.88%, 06/01/2024 (E)	2,500,000	2,817,187
InterDigital, Inc.
2.00%, 06/01/2024	750,000	805,313
LivePerson, Inc.
Zero Coupon, 12/15/2026 (C) (E)	900,000	972,540
Rapid7, Inc.
0.25%, 03/15/2027 (C)	200,000	249,500
Verint Systems, Inc.
0.25%, 04/15/2026 (C)	100,000	96,356

		9,139,616

Total Convertible Bonds (Cost $57,992,768)		61,671,842

CORPORATE DEBT SECURITIES - 4.1%
Communications Equipment - 1.1%
Viavi Solutions, Inc.
1.75%, 06/01/2023 (E)	500,000	647,482

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 1.3%
Vishay Intertechnology, Inc.
2.25%, 06/15/2025	$ 750,000	$ 785,625

Interactive Media & Services - 1.7%
Twitter, Inc.
3.88%, 12/15/2027 (C) (E)	1,000,000	1,069,600

Total Corporate Debt Securities (Cost $2,371,091)		2,502,707

	Shares	Value
OTHER INVESTMENT COMPANY - 2.4%
Securities Lending Collateral - 2.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (G)	1,485,095	1,485,095

Total Other Investment Company (Cost $1,485,095)		1,485,095

	Principal	Value
REPURCHASE AGREEMENT - 15.2%
Fixed Income Clearing Corp., 0.00% (G), dated 07/30/2021, to be repurchased at $9,397,392 on 08/02/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $9,585,400.	$ 9,397,392	9,397,392

Total Repurchase Agreement (Cost $9,397,392)		9,397,392

Total Investments Before Securities Sold Short (Cost $75,647,498)		79,632,473

	Shares	Value
SECURITIES SOLD SHORT - (27.7)%
COMMON STOCKS - (27.7)%
Aerospace & Defense - (0.4)%
Parsons Corp.	(6,000)	$ (231,720)

Airlines - (0.4)%
JetBlue Airways Corp.	(17,000)	(251,430)

Automobiles - (0.6)%
Ford Motor Co.	(10,000)	(139,500)
NIO, Inc., ADR	(5,000)	(223,400)

		(362,900)

Communications Equipment - (0.2)%
Viavi Solutions, Inc.	(8,246)	(137,626)

Consumer Finance - (0.5)%
LendingTree, Inc.	(1,500)	(292,830)

Diversified Financial Services - (0.8)%
Voya Financial, Inc.	(8,000)	(515,200)

Diversified Telecommunication Services - (3.1)%
Cellnex Telecom SA (C)	(29,000)	(1,891,281)

Electric Utilities - (0.5)%
Electricite de France SA	(27,276)	(331,118)

Transamerica Funds	Page 3

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components - (0.8)%
Itron, Inc.	(3,400)	$ (335,308)
Vishay Intertechnology, Inc.	(6,000)	(132,780)

		(468,088)

Entertainment - (1.4)%
Live Nation Entertainment, Inc.	(3,000)	(236,670)
Zynga, Inc., Class A	(62,300)	(629,230)

		(865,900)

Hotels, Restaurants & Leisure - (3.2)%
Cracker Barrel Old Country Store, Inc.	(700)	(95,326)
Penn National Gaming, Inc.	(25,000)	(1,709,500)
Royal Caribbean Cruises Ltd.	(1,900)	(146,053)

		(1,950,879)

Interactive Media & Services - (2.3)%
Snap, Inc., Class A	(1,500)	(111,630)
Twitter, Inc.	(19,113)	(1,333,132)

		(1,444,762)

Internet & Direct Marketing Retail - (2.0)%
Etsy, Inc.	(2,750)	(504,653)
RealReal, Inc.	(43,000)	(709,930)

		(1,214,583)

IT Services - (2.1)%
Shift4 Payments, Inc., Class A	(4,000)	(356,760)
Shopify, Inc., Class A	(400)	(599,972)
Square, Inc., Class A	(1,500)	(370,890)

		(1,327,622)

Media - (0.5)%
Charter Communications, Inc., Class A	(400)	(297,620)

	Shares	Value
SECURITIES SOLD SHORT (continued)
COMMON STOCKS (continued)
Metals & Mining - (0.2)%
SSR Mining, Inc.	(8,500)	$ (138,210)

Oil, Gas & Consumable Fuels - (0.1)%
Centennial Resource Development, Inc., Class A	(15,000)	(78,150)

Pharmaceuticals - (0.8)%
Jazz Pharmaceuticals PLC	(2,800)	(474,656)

Semiconductors & Semiconductor Equipment - (3.0)%
Enphase Energy, Inc.	(2,000)	(379,200)
ON Semiconductor Corp.	(8,500)	(332,010)
SolarEdge Technologies, Inc.	(1,800)	(467,064)
STMicroelectronics NV	(17,000)	(701,590)

		(1,879,864)

Software - (4.0)%
Bentley Systems, Inc., Class B	(3,000)	(182,430)
CyberArk Software Ltd.	(2,500)	(355,075)
DocuSign, Inc.	(200)	(59,608)
Dropbox, Inc., Class A	(13,900)	(437,711)
Envestnet, Inc.	(1,400)	(105,322)
FireEye, Inc.	(45,000)	(909,000)
InterDigital, Inc.	(2,100)	(138,369)
LivePerson, Inc.	(4,000)	(254,760)

		(2,442,275)

Wireless Telecommunication Services - (0.8)%
T-Mobile US, Inc.	(3,500)	(504,070)

Total Common Stocks (Proceeds $(16,370,757))		(17,100,784)

Total Securities Sold Short (Proceeds $(16,370,757))		(17,100,784)

Net Other Assets (Liabilities), Net of Securities Sold Short - (1.3)%		(829,032)

Net Assets - 100.0%		$ 61,702,657

FUTURES CONTRACTS:

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
NASDAQ 100 E-Mini Index	(7)	09/17/2021	$(2,065,560)	$(2,093,805)	$—	$(28,245)
S&P 500® E-Mini Index	(7)	09/17/2021	(1,474,462)	(1,536,325)	—	(61,863)

Total Futures Contracts					$—	$(90,108)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
SSB	08/26/2021	USD	636,987	CAD	800,000	$—	$(4,226)
SSB	08/26/2021	USD	8,520,300	EUR	7,218,000	—	(46,482)
SSB	08/26/2021	USD	1,320,035	GBP	960,000	—	(14,449)
SSB	08/26/2021	USD	257,363	HKD	2,000,000	—	(15)
SSB	08/26/2021	USD	1,146,829	JPY	126,250,000	—	(4,211)
SSB	08/26/2021	HKD	2,000,000	USD	257,422	—	(45)
SSB	08/26/2021	JPY	124,862,500	USD	1,132,444	5,946	—
SSB	08/26/2021	EUR	1,656,375	USD	1,957,555	8,336	—

Total						$14,282	$(69,428)

Transamerica Funds	Page 4

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$2,770,330	$256,795	$—	$3,027,125
Convertible Preferred Stocks	1,537,972	—	—	1,537,972
Warrants	4,646	5,694	—	10,340
Convertible Bonds	—	61,671,842	—	61,671,842
Corporate Debt Securities	—	2,502,707	—	2,502,707
Other Investment Company	1,485,095	—	—	1,485,095
Repurchase Agreement	—	9,397,392	—	9,397,392

Total Investments	$5,798,043	$73,834,430	$—	$79,632,473

Other Financial Instruments
Forward Foreign Currency Contracts (I)	$—	$14,282	$—	$14,282

Total Other Financial Instruments	$—	$14,282	$—	$14,282

LIABILITIES
Securities Sold Short
Common Stocks	$(14,878,385)	$(2,222,399)	$—	$(17,100,784)

Total Securities Sold Short	$(14,878,385)	$(2,222,399)	$—	$(17,100,784)

Other Financial Instruments
Futures Contracts (I)	$(90,108)	$—	$—	$(90,108)
Forward Foreign Currency Contracts (I)	—	(69,428)	—	(69,428)

Total Other Financial Instruments	$(90,108)	$(69,428)	$—	$(159,536)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,453,684, collateralized by cash collateral of $1,485,095. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the total value of 144A securities is $28,557,539, representing 46.3% of the Fund’s net assets.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	All or a portion of these securities have been segregated by the custodian as collateral for open securities sold short transactions. The total value of such securities is $29,521,444.
(F)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2021, the total value of Regulation S securities is $14,171,072, representing 23.0% of the Fund’s net assets.
(G)	Rates disclosed reflect the yields at July 31, 2021.
(H)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(I)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 5

Transamerica Event Driven

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

SSB	State Street Bank & Trust Co.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
NASDAQ	National Association of Securities Dealers Automated Quotations

Transamerica Funds	Page 6

Transamerica Event Driven

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Warrants: Warrants may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the warrants are priced at zero. Warrants are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Convertible bonds: The fair value of convertible bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, broker price quotations (where observable), and models incorporating benchmark curves, underlying stock data, and foreign exchange rates. While most convertible bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

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Transamerica Event Driven

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

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